Trade and Bills Payables (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Analysis of Trade and Bills Payables

An aging analysis of the trade and bills payables as at the end of the reporting period, was as follows:

	2018	2017
	RMB million	RMB million
Within 90 days	3,594	2,791
91 to 180 days	49	59
181 to 365 days	157	161
1 to 2 years	100	71
Over 2 years	140	102

	4,040	3,184